                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2004

The supplement filed May 14, 2004 is hereby amended and restated as follows:

Effective January 1, 2005, the following name changes will occur:

                     OLD NAME                                                NEW NAME
----------------------------------------------------    ---------------------------------------------------
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)       JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("JOHN
("MANULIFE USA")                                        HANCOCK USA")

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK    JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
("WE" OR "US" "THE COMPANY" OR "MANULIFE NEW YORK")     ("WE" OR "US" OR "THE COMPANY" OR "JOHN HANCOCK NEW
                                                        YORK"

MANULIFE FINANCIAL SECURITIES LLC ("MANULIFE            JOHN HANCOCK DISTRIBUTORS LLC ("JHD LLC")
FINANCIAL SECURITIES")

MANUFACTURERS SECURITIES SERVICES, LLC ("MSS")          JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC
                                                        ("JHIMS LLC")

MANUFACTURERS INVESTMENT TRUST ("TRUST" OR "MIT")       JOHN HANCOCK TRUST ("TRUST" OR "JHT")

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK    JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A (THE "VARIABLE ACCOUNT")             SEPARATE ACCOUNT A (THE "VARIABLE ACCOUNT")

DESCRIPTION OF THE CONTRACT

FIXED ACCOUNT INVESTMENT OPTIONS

For contracts purchased on and after March 24, 2003: (a) purchase payments may not be allocated to the fixed account investment option, (the "Fixed Account Investment Option") and (b) transfers from the variable account investment options to the Fixed Account Investment Options will not be permitted.

Contract owners who purchase their contracts prior to March 24, 2003 may transfer to the Fixed Account Investment Option or renew amounts currently in a Fixed Account Investment Option, but may not allocate new purchase payments to the Fixed Account Investment Option.

                              SUPPLEMENT DATED DECEMBER 30, 2004


NYVision Supp 12-31-2004